VIA EDGAR




                                                     November 29, 2006



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

                           Re:      Gabelli Equity Series Funds, Inc.
                                    (Securities Act File No. 33-41913;
                                    Investment Company Act File No. 811-06367)
                                    POST-EFFECTIVE AMENDMENT NO. 20
                                    --------------------------------------------

Ladies and Gentlemen:

                  On behalf of Gabelli Equity Series Funds, Inc. (the "Fund"), I hereby transmit for filing under the Securities Act of 1933 and the Investment Company Act of 1940, Post-Effective Amendment No. 20 (the "Amendment") to the Fund's Registration Statement on Form N-1A (the "Registration Statement"), which, pursuant to Section 310 of Regulation S-T, has been tagged by the Fund's administrator to indicate the changes from the previous amendment to the Registration Statement.

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Securities and Exchange Commission
November 29, 2006
Page 2


                  If your staff has any questions or comments concerning the Amendment, they should call me at (212) 735-2790.


                                                     Very truly yours,



                                                     ----------------
                                                     s/s Richard T. Prins



Enclosures

cc:  Bruce Alpert
     Carol Gould